Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method

	Three months ended		Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Earnings per common share
Net income	$61.7	$130.5	$214.1	$107.7
Weighted average common shares outstanding	81,899,656	104,370,380	86,384,660	108,156,265
Earnings per common share	$0.75	$1.25	$2.48	$1.00

Earnings per diluted common share
Net income	$61.7	$130.5	$214.1	$107.7
Weighted average common shares outstanding	81,899,656	104,370,380	86,384,660	108,156,265
Share-based compensation plans	1,122,539	635,750	777,361	479,643
Weighted average diluted common shares outstanding	83,022,195	105,006,130	87,162,021	108,635,908
Earnings per diluted common share	$0.74	$1.24	$2.46	$0.99